STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	December 31,
	2010	2009	2008
Net income attributable to the Group	$1,380,631	$1,014,203	$1,979,107

Transfers from the noncontrolling interest
(Decrease)/increase in equity due to acquisition of noncontrolling interest in Comstar-UTS	(115,350)	45,284	—
Decrease in paid-in capital due to exercise of the put option on Comstar-UTS shares	—	—	(9,358)
Increase in equity due to acquisition of noncontrolling interest in MGTS	—	269,281	—
Decrease in paid-in capital due to acquisition of noncontrolling interest in Dagtelecom	—	(7,679)	—
Decrease in paid-in capital due to reorganization of Comstar-Direct	—	—	(6,539)
Change in paid-in capital for acquisition of noncontrolling interest in TS-Retail	(15,932)	—	2,104
Decrease in paid-in capital due to acquisition of noncontrolling interest in other subsidiaries	(10,302)	(487)	—

Net transfers from the noncontrolling interest	(141,584)	306,399	(13,793)

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,239,047	$1,320,602	$1,965,314

Schedule of the Group's declared cash dividends

	2010	2009	2008
Dividends declared (including dividends on treasury shares of $35,063, $45,631 and $36,529, respectively)	$991,211	$1,265,544	$1,257,453
Dividends, U.S. Dollars per ADS(1)	0.99	3.2	3.2
Dividends, U.S. Dollars per share	0.497	0.647	0.631
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.